Debt (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding at March 31, 2023 (Local Currency)	Principal Outstanding at March 31, 2023 (USD)
Term Loan Facility (USD) (3)	USD	USD LIBOR + 2.75% (0.5% floor)	6.9%	Jun-28	$957,387	$957,387
Term Loan Facility (EUR) (4)	EUR	EURIBOR + 3.00% (0% floor)	6.2%	Jun-28	680,671	737,894
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	456,785
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	360,418	360,418
Revolving Credit Facility (USD)	USD	BASE + 2.25% (0% floor	7.0%	Dec-27	15,000	15,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	5.2%	Dec-27	20,000	21,681
Line of Credit	USD	Term SOFR (5) + 2.70%	7.6%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,624,165

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of March 31, 2023.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(5)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	March 31, 2023	December 31, 2022
Principal Outstanding	$2,624,165	$2,658,023
Unamortized debt issuance cost	(12,850)	(14,564)
Total	2,611,315	2,643,459
Short-term debt	10,190	10,190
Non-current debt	$2,601,125	$2,633,269

Schedule of Maturities of Non Current Debt

Maturity requirements on debt as of March 31, 2023 by year are as follows:

Remainder 2023	$7,642
2024	10,190
2025	85,190
2026	10,190
2027	46,871
2028	1,646,880
2029 and thereafter	817,202
Total	$2,624,165